Schedule of Machinery and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Machinery and equipment, net	$ 1,156	$ 887	$ 497
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment	1,969	1,518	887
Accumulated depreciation	(813)	(631)	(390)
Machinery and equipment, net	$ 1,156	$ 887	$ 497